Acquisitions - Basline (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 29, 2014	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Business Acquisition [Line Items]
Net cash		$ 74,959	$ 279,833	$ 2,550,410
Goodwill		$ 3,561,812	$ 3,918,136	$ 3,815,196
Baseline, LLC
Business Acquisition [Line Items]
Cash	$ 48,988
Cash acquired	(200)
Net cash	48,788
Accounts receivable and other current assets	1,362
Other long term assets	23
Property and equipment	153
Accounts payable and other current liabilities	(561)
Deferred revenue	(700)
Total identifiable net assets	26,077
Goodwill	22,711
Total net assets acquired	$ 48,788
Definite-lived intangible assets useful life, years	11 years
Trade names and trademarks | Baseline, LLC
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 1,000
Definite-lived intangible assets useful life, years	5 years
Technologies | Baseline, LLC
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 3,200
Definite-lived intangible assets useful life, years	7 years
Customer relationships | Baseline, LLC
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 7,600
Definite-lived intangible assets useful life, years	6 years
Content database | Baseline, LLC
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 14,000
Definite-lived intangible assets useful life, years	15 years
Minimum | Trade names and trademarks | Baseline, LLC
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	3 years
Minimum | Technologies | Baseline, LLC
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	6 years
Minimum | Customer relationships | Baseline, LLC
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	6 years
Maximum | Trade names and trademarks | Baseline, LLC
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	5 years
Maximum | Technologies | Baseline, LLC
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	7 years
Maximum | Customer relationships | Baseline, LLC
Business Acquisition [Line Items]
Definite-lived intangible assets useful life, years	7 years